Financial risk management - Summary Of Macro Economic Variables (Detail)	Dec. 31, 2020	Dec. 31, 2019
Optimistic Case Scenario [Member] | 2020 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage		4.90%
Unemployment Rate		3.30%
Public Consumption Percentage		4.30%
Inflation Rate.		2.50%
Domestic Demand Rate		3.90%
Exchange Rate		(3.50%)
Purchasing power rate		1.10%
Real compensation rate		1.20%
Optimistic Case Scenario [Member] | 2021 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	7.70%	4.20%
Unemployment Rate	8.30%	(4.70%)
Public Consumption Percentage		3.70%
Inflation Rate.		2.10%
Domestic Demand Rate	11.40%	3.80%
Exchange Rate		0.70%
Purchasing power rate	(6.80%)	1.20%
Real compensation rate	8.20%	2.90%
Consumption	11.30%
Unit labor costs	(1.90%)
Optimistic Case Scenario [Member] | 2022 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	9.90%	3.80%
Unemployment Rate	7.10%	2.70%
Public Consumption Percentage		3.00%
Inflation Rate.		2.20%
Domestic Demand Rate	12.30%	4.00%
Exchange Rate		0.90%
Purchasing power rate	9.50%	1.80%
Real compensation rate	18.50%	3.70%
Consumption	15.50%
Unit labor costs	8.60%
Optimistic Case Scenario [Member] | 2023 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	6.70%
Unemployment Rate	6.00%
Domestic Demand Rate	8.40%
Purchasing power rate	12.20%
Real compensation rate	14.00%
Consumption	10.70%
Unit labor costs	8.40%
Base Case Scenario [Member] | 2020 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage		2.90%
Unemployment Rate		10.40%
Public Consumption Percentage		2.70%
Inflation Rate.		2.30%
Domestic Demand Rate		2.30%
Exchange Rate		(0.40%)
Purchasing power rate		2.20%
Real compensation rate		2.00%
Base Case Scenario [Member] | 2021 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	56.00%	3.70%
Unemployment Rate	9.30%	(1.50%)
Public Consumption Percentage		3.00%
Inflation Rate.		2.10%
Domestic Demand Rate	10.80%	3.40%
Exchange Rate		0.00%
Purchasing power rate	(8.70%)	0.80%
Real compensation rate	5.30%	1.90%
Consumption	10.30%
Unit labor costs	(3.90%)
Base Case Scenario [Member] | 2022 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	9.40%	3.60%
Unemployment Rate	77.00%	(2.20%)
Public Consumption Percentage		2.70%
Inflation Rate.		2.20%
Domestic Demand Rate	11.70%	3.60%
Exchange Rate		0.00%
Purchasing power rate	8.00%	1.10%
Real compensation rate	18.10%	3.00%
Consumption	15.00%
Unit labor costs	8.70%
Base Case Scenario [Member] | 2023 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	6.50%
Unemployment Rate	6.40%
Domestic Demand Rate	8.40%
Purchasing power rate	12.30%
Real compensation rate	14.50%
Consumption	10.70%
Unit labor costs	9.00%
Pessimistic Case Scenario [Member] | 2020 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage		(2.20%)
Unemployment Rate		30.90%
Public Consumption Percentage		(1.90%)
Inflation Rate.		4.50%
Domestic Demand Rate		(2.40%)
Exchange Rate		18.00%
Purchasing power rate		1.70%
Real compensation rate		0.20%
Pessimistic Case Scenario [Member] | 2021 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	(9.80%)	2.40%
Unemployment Rate	14.50%	28.30%
Public Consumption Percentage		1.40%
Inflation Rate.		0.70%
Domestic Demand Rate	0.50%	2.30%
Exchange Rate		(6.90%)
Purchasing power rate	(16.30%)	(0.70%)
Real compensation rate	(5.10%)	(1.60%)
Consumption	0.90%
Unit labor costs	(5.20%)
Pessimistic Case Scenario [Member] | 2022 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	9.70%	5.10%
Unemployment Rate	12.40%	(17.50%)
Public Consumption Percentage		3.80%
Inflation Rate.		2.10%
Domestic Demand Rate	17.70%	5.30%
Exchange Rate		(5.90%)
Purchasing power rate	0.40%	(1.70%)
Real compensation rate	137.00%	2.30%
Consumption	21.30%
Unit labor costs	(0.70%)
Pessimistic Case Scenario [Member] | 2023 [Member]
Disclosure Of Macro Economic Variables [Line Items]
Gross Domestic Product Percentage	104.00%
Unemployment Rate	9.10%
Domestic Demand Rate	11.10%
Purchasing power rate	13.20%
Real compensation rate	19.00%
Consumption	13.60%
Unit labor costs	10.30%